Significant Accounting Policies - Schedule of Weighted Average Assumptions Used in Fair Value for Options Granted (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Weighted Average Assumptions Used in Fair Value for Options Granted [Abstract]
Risk-free interest	4.06%	4.33%	3.93%
Dividend yields	0.00%	0.00%	0.00%
Volatility	35.00%	21.00%	42.00%
Expected option term	3 years 6 months	3 years 6 months	3 years 6 months